CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 864	$ 942
Corporate bond	1,178	1,203
Trade and other payables	1,043	892
Private placement notes	1,480	1,790
Acquisition consideration	96	170
Current swaps/forward foreign exchange contracts - outflow	2,322	2,581
Current swaps/forward foreign exchange contracts - inflow	2,342	2,544
Total	4,641	5,034
In one year
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	310	12
Corporate bond	20	20
Trade and other payables	1,043	891
Private placement notes	165	311
Acquisition consideration	35	72
Current swaps/forward foreign exchange contracts - outflow	2,322	2,581
Current swaps/forward foreign exchange contracts - inflow	2,342	2,544
Total	1,553	1,343
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	554	604
Corporate bond	20	20
Trade and other payables		1
Private placement notes	142	165
Acquisition consideration	19	34
Total	735	824
Between two and five years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans		326
Corporate bond	61	61
Private placement notes	574	623
Acquisition consideration	42	59
Total	677	1,069
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	1,077	1,102
Private placement notes	599	691
Acquisition consideration		5
Total	$ 1,676	$ 1,798